Consolidated Balance Sheets (Unaudited) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 6,068,469	$ 3,747,210	$ 8,995,571
Cash restricted pursuant to letters of credit	657,463	407,463	250,000
Accounts receivable			37,065
Stock subscriptions receivable			6,667
Deferred financing costs, current portion	968,004	968,004	100,458
Prepaid expenses and other current assets	127,110	75,626	173,750
Total current assets	7,821,046	5,198,303	9,563,511
Property and Equipment, at cost:
Computer equipment	323,489	367,854	298,290
Office and laboratory equipment (including assets under capitalized leases)	716,531	732,296	624,817
Furniture and fixtures	755,444	728,269	186,837
Manufacturing equipment	111,980	156,435	156,435
Leasehold improvements	825,589	818,939	187,264
Property and equipment, at cost	2,733,033	2,803,793	1,453,643
Less-Accumulated depreciation and amortization	(1,146,135)	(1,165,398)	(1,135,912)
Net property and equipment (including assets under capitalized leases)	1,586,898	1,638,395	317,731
Other Assets:
Restricted cash			19,739
Intangible assets, net of accumulated amortization	9,625,000	9,625,000	9,625,000
Deferred financing costs, net of current portion	2,823,325	3,549,328
Other assets	12,066	10,566	826
Total other assets	12,460,391	13,184,894	9,645,565
Total assets	21,868,335	20,021,592	19,526,807
Current Liabilities:
Accounts payable	1,551,092	2,319,219	365,298
Deferred revenue from licensing arrangements, current portion	90,228	90,228	123,708
Capital lease obligation, current portion	2,017	2,527	2,288
Derivative warrant liability	979,155	5,585,141	1,035,337
Accrued expenses and other current liabilities	1,595,920	1,581,448	965,832
Total current liabilities	4,218,412	9,578,563	2,492,463
Capital lease obligation, net of current portion		1,361	3,888
Note payable, net of discount		120,834
Deferred revenue from licensing arrangements, net of current portion	22,557	90,228	61,867
Total liabilities	4,240,969	9,790,986	2,558,218
Convertible Preferred Stock:
Series C, $0.01 par value, authorized 10,000 shares, issued and outstanding 9,974.185 shares at September 30, 2013, December 31, 2012, and December 31, 2011	100	100	100
Series D, $0.01 par value, authorized 3,600,000 shares, issued and outstanding 3,006,000 shares at September 30, 2013 and December 31, 2012 (preference in liquidation of $3,006,000)	30,060	30,060	30,060
Common Stock, $0.01 par value, authorized 150,000,000 shares, issued and outstanding 10,699,990, 4,473,346, and 3,854,400 shares at September 30, 2013, December 31, 2012, and December 31, 2011, respectively	107,003	44,374	38,554
Additional paid-in capital	126,958,986	104,058,087	98,463,225
Common stock subscribed for but not paid for or issued, 33,333 shares at December 31, 2011			6,667
Accumulated deficit	(109,468,783)	(93,902,015)	(81,570,007)
Total stockholders' equity	17,627,366	10,230,606	16,968,589
Total liabilities and stockholders' equity	$ 21,868,335	$ 20,021,592	$ 19,526,807